Cash and cash equivalents - Summary of Cash on Hand and Cash Held at Bank (Details) ฿ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 THB (฿)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 HKD ($)	Dec. 31, 2019 THB (฿)
Cash and Cash Equivalents [Line Items]
Cash on hand and cash held at bank	$ 137,248				$ 162,465
RMB [Member]
Cash and Cash Equivalents [Line Items]
Cash on hand and cash held at bank	47,906	¥ 312,581			46,296	¥ 322,972
USD [Member]
Cash and Cash Equivalents [Line Items]
Cash on hand and cash held at bank	89,050				115,805
HKD [Member]
Cash and Cash Equivalents [Line Items]
Cash on hand and cash held at bank	224		$ 1,737		283		$ 2,202
THB [Member]
Cash and Cash Equivalents [Line Items]
Cash on hand and cash held at bank	$ 68			฿ 2,052	$ 81			฿ 2,417